SCHEDULE OF CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash	$ 76,370	¥ 526,740	¥ 656,179
Term deposits	132,785	915,845	1,609,864
Short-term investments	59,739	412,031	127,514
Total current assets	311,416	2,147,889	2,711,067
Non-current asset:
Total non-current assets	23,951	165,202	315,172
Total assets	335,367	2,313,091	3,026,239
Current liabilities
Accrued expenses and other current liabilities…	35,192	242,724	166,987
Total current liabilities	107,943	744,506	700,747
Total liabilities	109,196	753,149	720,968
Shareholders’ equity:
Additional paid-in capital	1,621,580	11,184,360	11,066,975
Treasury stock	17,529	120,899	81,638
Accumulated other comprehensive loss	(11,398)	(78,613)	(232,268)
Accumulated deficit	(1,366,038)	(9,421,840)	(8,446,942)
Total shareholders’ Equity	226,171	1,559,942	2,305,271	¥ (2,603,324)	¥ (1,295,090)
Total liabilities and shareholders’ equity	335,367	2,313,091	3,026,239
Common Class A [Member]
Shareholders’ equity:
Class B Ordinary Shares	28	193	192
Common Class B [Member]
Shareholders’ equity:
Class B Ordinary Shares	$ 3	17	17
Parent Company [Member]
Current assets
Cash		64,344	35,660
Term deposits		713,872	1,342,085
Short-term investments		62,681	127,514
Other current assets		13	7,556
Total current assets		840,910	1,512,815
Non-current asset:
Investments in and amounts due from subsidiaries and consolidated VIE and VIE’s subsidiaries		857,362	850,554
Total non-current assets		857,362	850,554
Total assets		1,698,272	2,363,369
Current liabilities
Accrued expenses and other current liabilities…		135,054	57,033
Total current liabilities		135,054	57,033
Total liabilities		135,054	57,033
Shareholders’ equity:
Additional paid-in capital		11,184,360	11,066,975
Treasury stock		(120,899)	(81,638)
Accumulated other comprehensive loss		(78,613)	(232,268)
Accumulated deficit		(9,421,840)	(8,446,942)
Total shareholders’ Equity		1,563,218	2,306,336
Total liabilities and shareholders’ equity		1,698,272	2,363,369
Parent Company [Member] | Common Class A [Member]
Shareholders’ equity:
Class B Ordinary Shares		193	192
Parent Company [Member] | Common Class B [Member]
Shareholders’ equity:
Class B Ordinary Shares		¥ 17	¥ 17